Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

	Relationship to	Amount invested as of		Weighted average interest rate as of	Interest earned during the year ended
	Shepherd’s	December 31,		December 31,	December 31,
Investor	Finance	2021	2020	2021	2021	2020
Eric A. Rauscher	Independent Manager	$475	$475	10.00%	$36	$47

Capture HD Inc., Defined Benefit Plan & Trust	Sponsor is Brother of Employee	1,000	1,000	11.00%	149	142

David Wallach Living Trust	Father of Member	571	577	10.23%	58	60

Gregory L. Sheldon	Independent Manager	577	1,053	10.22%	59	112

Joseph Rauscher	Parent of Independent Manager	195	195	11.00%	21	14

Kenneth Summers	Independent Manager	100	189	4.00%	1	20

Schultz Family Revocable Living Trust	Trustee is Mother-in-Law of Member	148	132	9.88%	15	14

Kimberly Bedford	Employee	148	160	10.88%	16	16

Lamar Sheldon	Parent of Independent Manager	253	217	9.03%	23	21